October 3, 1996
Dear Fellow Shareholders:

    Net investment income for the third quarter was $607,753, or $.27 per share. A dividend of $.26 was declared on October 3rd, payable October 25th to holders of record October 18th.

    A shareholder recently asked what Excelsior's investment rationale is. The question is particularly appropriate during a time when everything seems to be going well with the economy and prosperity appears to be a consistent state of affairs.

    Without attempting to predict either political or economic events, a safe bet is that changes will come and they will not always be benign.

    Russia is an enigma. Islamic fundamentalism continues to spread. The Balkans are an accident waiting to happen again. Peace between Israel and its neighbors remains fragile. Domestic economic tranquillity marks giant problems of class and philosophical differences.

    In short, although the market seems to be celebrating a kind of Golden Age, historically such periods are to be relished and do not last very long. Equally, bull stock markets always end and speculators always get too greedy.

    That is our argument for owning Excelsior. Some part of every portfolio ought to be committed to dull, stodgy, highquality, liquid investments. All these words characterize your Fund . . . and there are plenty of scarier places to be!

                                                  Sincerely,



                                                  Townsend Brown II
                                                  President



October 3, 1996

Excelsior Income Shares, Inc.

Schedule of Investments
September 30, 1996 (Note 1)

U.S. GOVERNMENT AND FEDERAL                 Moody's
AGENCIES OBLIGATIONS-59.06%                 Rating** Face Amount          Cost*            Value
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Deb.,
  7.55%, 6/10/04                              (1)    $ 2,500,000       $ 2,423,945       $ 2,516,698
  7.50%, 7/25/20                              (1)      4,000,000         3,959,687         4,038,040
Federal National Mortgage Assn., Global Bond,
  8.50%, 2/1/05                                        1,600,000         1,600,000         1,665,286
Government National Mortgage Assn.,
  7%, 5/15/22                                 (1)        343,676           343,246           330,896
  7%, 4/15/23                                 (1)      4,108,530         4,111,098         3,955,747
  7%, 5/15/23                                 (1)        881,417           878,800           848,640
  7%, 3/15/24                                 (1)      1,813,415         1,794,147         1,745,979
  7.50%, 12/15/25                             (1)      1,041,082         1,039,455         1,028,394
  8%, 8/15/24                                 (1)      1,727,147         1,717,702         1,744,419
  8%, 1/15/25                                 (1)      1,637,346         1,583,109         1,653,720
  8.50%, 7/15/17                              (1)      1,186,025         1,216,231         1,220,123
  8.50%, 5/15/21                              (1)        666,036           682,999           685,184
  10%, 1/15/18                                (1)      1,027,227         1,114,703         1,120,961
U.S. Treasury Bond,
  7.25%, 5/15/16                              (1)      1,000,000           975,000         1,020,935
                                                     -----------       -----------       -----------
                                                      23,531,901        23,440,122        23,575,022
                                                     -----------       -----------       -----------

BONDS and NOTES-27.88%
----------------------------------------------------------------------------------------------------
DuPont EI de Nemours & Co., Notes,
  8.25%, 9/15/06                              Aa2      1,500,000         1,495,875         1,616,451
Ford Motor Credit
  6.125%, 1/9/06                              A1       2,000,000         1,989,980         1,831,808
KFW International Finance Inc., Notes,
  7.20%, 3/15/14                              Aaa      2,000,000         1,978,500         1,978,386
Republic N.Y. Corp., Notes,
  7.75%, 5/15/09                              A1       1,800,000         1,806,138         1,849,648
Wachovia Corp. Sub. Notes,
  6.375%, 2/1/09                              A1       2,000,000         1,997,400         1,837,726
Wisconsin Elec. Power Co.,
  7.25%, 8/1/04                               Aa2      2,000,000         1,988,600         2,013,624
                                                     -----------       -----------       -----------
                                                      11,300,000        11,256,493        11,127,643
                                                     -----------       -----------       -----------

SHORT-TERM HOLDINGS-13.06%
----------------------------------------------------------------------------------------------------
F.H.L.M.C. Disc. Note 10/10/96                         4,000,000         3,994,820         3,994,820
F.N.M.A. Disc. Note 10/11/96                           1,195,000         1,193,277         1,193,277
U.S.A. Treas. Bill 10/10/96                               25,000            24,970            24,970
                                                     -----------       -----------       -----------
                                                       5,220,000         5,213,067         5,213,067
                                                     -----------       -----------       -----------
TOTAL INVESTMENTS IN SECURITIES                      $40,051,901       $39,909,682       $39,915,732
                                                     ===========       ===========       ===========

---------------
Percentages are based on total investments.

         The accompanying notes are an integral part of this schedule.

(left column)

Excelsior Income Shares, Inc.

Schedule of Investments (continued)
September 30, 1996 (Note 1)

The aggregate market value at September 30, 1996 for the long-term holdings in terms of Quality Ratings is as follows:

                         Rating             Value        Percent
                         ------             -----        -------
                         Aaa (1)        $25,553,408       73.64
                         A1               5,519,182       15.90
                         Aa2              3,630,075       10.46
                                        -----------      ------
                         Total          $34,702,665      100.00
                                        ===========      ======

(1) These securities which are issued and/or guaranteed by the U.S. Government or Federal Agencies are not rated but are deemed to be Aaa quality for purposes of this report.

 *Based on cost for Federal income tax purposes:
    Aggregate gross unrealized
      appreciation                                  $   581,102

    Aggregate gross unrealized
      depreciation                                     (575,052)
                                                    -----------
  Net unrealized depreciation                       $     6,050
                                                    ===========
Cost for Federal Income Tax Purposes                $39,909,682
                                                    ===========

**Credit ratings are unaudited.


         The accompanying notes are an integral part of this schedule.


(right column)

Statement of Assets and Liabilities
September 30, 1996

ASSETS:
----------------------------------
Investments (Note 1) in securities
  at value (identified
  cost $39,909,682):

  U.S. Government and
    Federal Agencies
    obligations                             $23,575,022

  Bonds and notes                            11,127,643

  Short-term holdings                         5,213,067
                                            -----------
    Total Investments                                       $39,915,732

Cash                                                             14,590
Interest receivable                                             368,651
Prepaid expenses                                                  1,035
                                                            -----------
    Total Assets                                             40,300,008
                                                            -----------

LIABILITIES:
----------------------------------
Accrued advisory fee (Note 3)                                    59,363
Accrued operating expenses                                       51,469
                                                            -----------
    Total Liabilities                                           110,832
                                                            -----------
Net Assets                                                  $40,189,176
                                                            ===========

NET ASSETS consist of:
  Undistributed net investment income                        $  740,361
  Accumulated net realized losses
    from investment transactions                                (23,772)
  Unrealized appreciation on investments                          6,050
  Capital shares (Note 5)                                        21,884
  Additional paid-in capital                                 39,444,653
                                                            -----------
                                                            $40,189,176
                                                            ===========

Net Asset Value per share
  ($40,189,176 d/b 2,188,391 shares)                             $18.36
                                                                 ======

         The accompanying notes are an integral part of this schedule.

(left column)

Excelsior Income Shares, Inc.

Statement of Operations
for the nine months ended September 30, 1996
(Note 1)

INVESTMENT INCOME:
----------------------------------

INCOME-Interest                                              $2,150,665
EXPENSES:
  Investment advisory fee                    $157,643
  Directors' fees and expenses                 34,532
  Officer's salary                             30,839
  Postage and printing                         25,523
  Professional fees                            16,514
  Insurance                                    17,265
  Transfer agent and registrar fees            15,013
  The New York Stock
    Exchange, Inc.-annual fee                  11,790
  Miscellaneous                                17,377
                                              -------
    Total expenses                                              326,496
                                                             ----------
      Investment Income-Net                                   1,824,169
                                                             ----------
REALIZED LOSS AND UNREALIZED DEPRECIATION/
APPRECIATION ON INVESTMENTS-NET:

Realized loss from security transactions
  (excluding short-term securities):
  Proceeds from sales                      $1,404,825
  Cost of sales                             1,428,597
                                           ----------
    Net realized loss                                           (23,772)
Unrealized appreciation depreciation
  on investment securities:
  Beginning of period                       1,887,704
  End of period                                 6,050
                                           ----------
    Change in unrealized
      appreciation-net                                       (1,881,654)
                                                             ----------
      Net realized loss and change
        in unrealized appreciation
        (depreciation) on investments                        (1,905,426)
                                                             ----------
Net decrease in Net Assets
  Resulting from Operations                                  ($  81,257)
                                                             ==========

(right column)

Statement of Changes in Net Assets

                                    For the
                                   nine months              For the year
                                      ended                    ended
                                  Sept. 30, 1996            Dec. 31, 1995
                                  --------------            -------------
INCREASE (DECREASE)
IN NET ASSETS
----------------------------------
Operations:
  Investment income-
    net (Note 1)                   $ 1,824,169              $ 2,484,734
  Realized (loss) on
    investments-net
    (Note 2)                           (23,772)                (277,290)
  Change in unrealized
    appreciation
    (depreciation)-net              (1,881,654)               4,767,536
                                   -----------              -----------
  Net increase (decrease)
    in net assets
    resulting from
    operations                         (81,257)               6,974,980
  Dividends to share-
    holders from:
    Investment income-
    net                             (1,181,731)              (2,450,998)
    Net realized gains
    on investments                        -                        -
  Cost of Shares purchased
    pursuant to Section 23
    of the Investment Com-
    pany Act of 1940
    (Note 5)                              -                        -
                                   -----------              -----------
  Total increase (decrease)
    in net assets                   (1,262,988)               4,523,982

NET ASSETS:
Beginning of period                 41,452,164               36,928,182
                                   -----------              -----------
End of period (including
  undistributed net invest-
  ment income of $740,361
  in 1996 and $97,923 in
  1995, respectively)              $40,189,176              $41,452,164
                                   ===========              ===========


        The accompanying notes are an integral part of these statements.

Excelsior Income Shares, Inc.

Financial Highlights

                                         For the nine       For the year ended
                                         months ended -------------------------------
                                            9/30/96   1995     1994*    1993     1992
                                            -------   ----     -----    ----     ----
Per Share Operating Performance:
Net asset value, beginning of period        $18.94   $16.87   $18.97   $18.54   $18.74
                                            ------   ------   ------   ------   ------
  Net investment income                        .83     1.14     1.06     1.17     1.32
  Net gain (loss) on securities
    (realized and unrealized)                 (.87)    2.05    (2.00)    0.71    (0.08)
                                            ------   ------   ------   ------   ------
Total from investment operations              (.04)    3.19     (.94)    1.88     1.24
                                            ------   ------   ------   ------   ------
Less Dividends and Distributions:

Dividends from net investment
  income                                      (.54)   (1.12)   (1.03)   (1.17)   (1.33)

Distribution from realized gains on
  investments                                   -        -      (.16)   (0.28)   (0.09)

Distribution in excess of realized
  gains on investments                          -        -        -        -     (0.02)
                                            ------   ------   ------   ------   ------
Total dividends and distributions             (.54)   (1.12)   (1.19)   (1.45)   (1.44)
                                            ------    -----   ------   ------   ------
  Treasury Stock Transaction                    -        -       .03       -        -
                                            ------   ------   ------   ------   ------
Net asset value, end of period              $18.36   $18.94    16.87   $18.97   $18.54
                                            ======   ======   ======   ======   ======
Market value per share, end of period       $15.625  $16.00   $14.63   $17.50   $17.75
                                            ======   ======   ======   ======   ======
Total Investment Return:
Based on market value per share              1.06%   14.92%    (8.64%)   5.98%    6.65%

Ratios To Average Net Assets:
Expenses                                     0.81%    1.08%     1.15%    1.08%     .98%
Net investment income                        4.52%    6.23%     5.92%    6.07%    7.14%

Supplemental Data:
Net assets at end of period
  (000 omitted)                            $40,189  $41,452   $36,928  $42,130  $41,183
Portfolio turnover rate                      3.88%   23.43%    95.53%   81.23%  155.60%

*Based on average shares outstanding.


         The accompanying notes are an integral part of this schedule.

Excelsior Income Shares, Inc.

Notes to Financial Statements
September 30, 1996
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Excelsior Income Shares, Inc. (the "Company") was incorporated on March 16, 1973 and commenced operations on May 15, 1973. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The significant accounting policies of the Company, which are in conformity with generally accepted accounting principles, are as follows:

    a) Investments-Security transactions are recorded as of the trade date. Investments owned at June 30, 1996, are reflected in the accompanying financial statements at value. Valuations of the Company's investments are supplied by a pricing service approved by the Board of Directors or by dealers who regularly trade in the security being valued. Short-term holdings are carried at cost plus accrued interest, which approximates value.

    The difference between cost and value is reflected separately as unrealized appreciation (depreciation) of investments.

    The cost basis of bonds is not adjusted for amortization of premiums or accretion of discounts, except for original issue discount which is accreted.

    Realized gains and losses on security transactions are determined on the basis of identified cost.

    b) Federal Income Taxes-No provision for Federal income taxes has been made in the accompanying financial statements since the Company intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute to its shareholders substantially all of its net investment income and net realized capital gains, if any. For Federal income tax purposes the Company has capital loss carryforwards of $92,443, $277,290 and $23,772 expiring on December 31, 2002, December 31, 2003 and December 31, 2004, respectively, available to offset future capital gains, if any.

    c) Investment Income Recognition-The Company records interest and expenses on the accrual basis.

    d) Dividend Distributions-The Company records dividend distributions to shareholders as of the ex-dividend date.

    e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from these estimates.

(2) DISTRIBUTIONS:

Realized gains from security transactions to the extent they exceed accumulated net realized losses are distributed to shareholders in the succeeding year.

Excelsior Income Shares, Inc.

September 30, 1996
--------------------------------------------------------------------------------

(3) RELATED PARTY TRANSACTIONS:

Under an investment advisory agreement, United States Trust Company of New York furnishes investment advisory services to and performs certain administrative functions for the Company. Quarterly fees for such services are based on the net assets of the Company, as of the close of the last business day of each quarter, at the annual rate of 0.5% of the first $100,000,000 of such net assets, and at reduced rates thereafter.

    The investment advisory agreement also provides that the Advisor will reimburse the Company for all expenses (excluding interest, taxes, brokerage commissions and certain other expenses, if any) borne by the Company in any calendar year in excess of 1.5% of the first $30,000,000 of annual average net assets, and 1% of annual average net assets, in excess of $30,000,000.

    Effective September 1, 1995, United States Trust Company of New York sold its custody, transfer agent and Fund administration businesses and now those functions are performed by subsidiaries of The Chase Manhattan Bank N.A.

    Each director who is not an affiliated person, as defined by the Investment Company Act of 1940, receives from the Company an annual fee of $5,000, an attendance fee of $300, and $100 for each audit committee meeting attended.

    Three officers of the Company are officers of United States Trust Company of New York.

(4) PURCHASES AND PROCEEDS FROM SALES OF SECURITIES:

For the period ended September 30, 1996, purchases and proceeds from sales of securities other than short-term United States Government and Federal Agencies obligations aggregated $1,989,980 and $-0-, respectively. Purchases and proceeds from sales of United States Government and Federal Agencies obligations aggregated $1,053,995 and $1,404,825, respectively.

(5) CAPITAL STOCK:

At September 30, 1996, 2,188,391 shares of $.01 par value common stock (15,000,000 shares authorized) were outstanding.

    Pursuant to Section 23 of the Investment Company Act of 1940, the Company may in the future purchase shares of Excelsior Income Shares, Inc. Common Stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Company. Nothing herein shall be considered a commitment to purchase such shares. For the year ended December 31, 1994, the Company purchased 32,500 shares in the open market at a cost of $475,737.

(left column)

Excelsior Income Shares, Inc.
114 W. 47th Street, 8th Floor
New York, NY 10036-1532
(212) 852-3732

DIRECTORS
Townsend Brown II
Edwin A. Heard
James J. O'Leary
John H. Reilly
Perry W. Skjelbred
Philip J. Tilearcio
Kenneth G. Walsh

OFFICERS
Townsend Brown II
President, Chief Executive Officer

Henry M. Milkewicz
Vice President

Robert D. Cummings
Secretary and Treasurer

Robert R. Johnson
Assistant Treasurer
  and Assistant Secretary

Investment Advisor
United States Trust Company
  of New York
114 West 47th Street
New York, NY 10036-1532

Transfer Agent Registrar & Custodian
The Chase Manhattan Bank, N.A.
Customer Services
770 Broadway, 6th Floor
New York, NY 10003
(800) 257-2356

Independent Accountants
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, NY 10019

Listed on N.Y. Stock Exchange - Symbol EIS

A "Closed-End Bond Funds" table, which includes current data on Excelsior, is published weekly by The Wall Street Journal and The New York Times.




(right column)

--------------------------------------------------------------------------------


                                      LOGO


                                    Excelsior
                                 Income Shares,
                                      Inc.



                                Quarterly Report
                               September 30, 1996


--------------------------------------------------------------------------------